Concentration of Credit Risk and Trade Accounts Receivable (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Entity-Wide Revenue, Major Customer, Percentage	100.00%	100.00%
Concentration of Credit Risk and Trade Accounts Receivable (Textual) [Abstract]
Revenue	$ 59,883	$ 44,534
Allowance for Doubtful Accounts Receivable	$ 0	$ 0
Customer A [Member]
Entity-Wide Revenue, Major Customer, Percentage	30.00%	34.00%
Customer B [Member]
Entity-Wide Revenue, Major Customer, Percentage	15.00%	0.00%
Cusotmer C [Member]
Entity-Wide Revenue, Major Customer, Percentage	12.00%	19.00%
Cusotmer D [Member]
Entity-Wide Revenue, Major Customer, Percentage	12.00%	14.00%
Customer Other [Member]
Entity-Wide Revenue, Major Customer, Percentage	31.00%	33.00%